Document And Entity Information	12 Months Ended
Oct. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Jiuzi Holdings Inc.
Trading Symbol	JZXN
Document Type	20-F/A
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding	21,426,844
Amendment Flag	true
Amendment Description	Jiuzi Holdings Inc. is filing this Amendment No. 2 to Form 20-F (the “Amendment No. 2”) to our annual report on Form 20-F for the year ended October 31, 2021, filed with the Securities and Exchange Commission on March 8, 2022, which was subsequently amended on March 15, 2022 (the “Original Filings”), to update the information regarding the Company’s variable interest entities (the “VIEs”) and non-VIE subsidiaries, in which the Consolidated Statements of Operations Information in Item 3 has been adjusted, and the amount due to the parent company from the VIE in addition to the amount due to the other non-VIE subsidiaries of the Company in Note 3 has been included. As required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, new certifications by our chief executive officer and chief financial officer are being filed as exhibits to this Amendment No. 2.This Amendment No. 2 speaks as of the filing date of the Original Filings. Other than as set forth above, this Amendment No. 2 does not, and does not purport to, amend, update or restate any other information or disclosure included in the Original Filings, or reflect any events that have occurred since the date thereof.
Entity Central Index Key	0001816172
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40405
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
Contact Personnel Name	Shuibo Zhang
City Area Code	+86
Local Phone Number	0571-82651956